Short-Term Borrowings	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Short-Term Borrowings
9.
SHORT-TERM BORROWINGS

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(in thousands)
Short-term bank loans	230,000	140,000	19,180
Reversed factoring arrangements	2,099,273	636,253	87,166
Notes payable	970,941	830,000	113,710
Total	3,300,214	1,606,253	220,056

As of December 31, 2024, the Group can borrow up to a total of RMB10,323.6 million (US$1,414.3 million) under existing unused lines of credit, reversed factoring and notes payable arrangements.

The weighted average interest rates for the outstanding short-term borrowings as of December 31, 2023 and 2024 were 2.32%, and 1.62%, respectively.

Short-term bank loans

Short-term bank loans consist of RMB denominated borrowings that are repayable within one year from their issuance dates. The weighted average interest rates for the outstanding short-term bank loans as of December 31, 2023 and 2024 were 3.36% and 1.88%, respectively.

The total aggregate amounts of unused lines of credit available for the Group’s use was RMB1,200.0 million (US$164.4 million) as of December 31, 2024, among which, RMB1,100.0 (US$150.7 million) will expire in 2025, and RMB100.0 million (US$13.7 million) will expire in 2026.

Reversed factoring arrangements

The Group enters into reversed factoring arrangements with certain commercial banks and suppliers which accelerated the suppliers’ receivables collection process by allowing suppliers to sell their receivables from the Group to the banks.

Under the reversed factoring arrangements, the Group is obligated to repay the principal upon maturity to respective banks, typically within six months. The weighted average interest rates for the outstanding reversed factoring arrangements as of December 31, 2023 and 2024 were 2.58% and 2.33%, respectively. In addition, the Group is required to collateralize the reversed factoring borrowings with time deposits purchased from the respective commercial banks. Time deposits collateralized and restricted from withdrawal and usage amounted to RMB2,582.0 million and RMB1,002.3 million (US$137.3 million) as of December 31, 2023 and 2024, respectively, and are classified as “Short-term investments” on the Group’s consolidated balance sheets.

9.
SHORT-TERM BORROWINGS (CONTINUED)

As a result of the above-mentioned reversed factoring arrangements, the payment terms of the Group’s original accounts payables were substantially modified and considered extinguished as the nature of the original liability has changed from accounts payables to loan borrowings from the bank, for which the origination of the loans were reported as “Proceeds from short-term borrowing” within financing activities in the consolidated statements of cash flows for the years ended December 31, 2022, 2023 and 2024. The outstanding obligation under reversed factoring arrangements are presented in “Short-term borrowings” for the year ended December 31, 2022, 2023 and 2024.

The rollforward of the Group’s outstanding obligations under the reversed factoring arrangements for the years ended December 31, 2023 and 2024 are as follows:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(in thousands)
Balance at beginning of the year	3,560,728	2,099,273	287,599
Additions	9,884,578	7,021,378	961,925
Settlement	(11,346,033)	(8,484,398)	(1,162,358)
Balance at end of the year	2,099,273	636,253	87,166

The total aggregate amount available for the Group’s use under the reversed factoring arrangements was RMB7,499.8 million as of December 31, 2023 and RMB5,647.7 million (US$773.7 million) as of December 31, 2024, which will expire between March to July of 2025.

Notes payable

In 2024 the Group entered into several note arrangements with certain commercial banks which allowed the Group to issue notes payable to its suppliers, which can subsequently be redeemed from the banks.

Under the note arrangements, the Group is obligated to pay the interest to the bank when note holders exchange the notes for cash from the bank and repay the principal upon maturity, typically within six months from when the note is issued. The weighted average interest rate for the outstanding notes payable as of December 31, 2023 and 2024 were 1.53% and 1.02%, respectively. The Group is required to collateralize the notes payable with time deposits purchased from the respective commercial banks. Time deposits collateralized and restricted from withdrawal and usage amounted to RMB770.9 million and RMB796.0 million (US$109.1 million) as of December 31, 2023 and 2024, respectively, and are classified as “Short-term investments” on the Group’s consolidated balance sheets.

The total aggregate amount available for the Group’s use under the note arrangements was RMB3,475.9 million (US$476.2 million) as of December 31, 2024, among which, RMB3,045.9 (US$417.3 million) will expire in 2025, and RMB430.0 million (US$58.9 million) will expire in 2026.